STRATS(SM) TRUST FOR NEWS CORPORATION SECURITIES, SERIES 2006-4 10-D

Exhibit 99.1

To the Holders of:
STRATS(SM) TRUST FOR NEWS CORPORATION SECURITIES, SERIES 2006-4
Structured Repackaged Asset-Backed Trust Securities
*CUSIP:	863117206 – 7.000% Class A-1 Certificates
*CUSIP:	863117AA5 – 0.900% Class A-2 Certificates

U.S. Bank Trust National Association, as Trustee for the STRATS(SM) Trust For News Corporation Securities, Series 2006-4, hereby gives notice with respect to the Scheduled Distribution Date of June 3, 2019 (the “Distribution Date”) as follows:

Record Date: May 31, 2019

Collection Period: December 3, 2018 through June 3, 2019, 180 Days

Distribution Date: June 3, 2019

Underlying Security: News America Holdings Incorporated 7.90% corporate bonds due 12/1/2095

CUSIP of Underlying Security*: 652478BB3

Certificate Account Holdings as of beginning of Collection Period
Cash Balance:	$0.00
Number of Underlying Securities Held:	One
Principal Amount of Underlying Securities:	$33,000,000.00

Cash Flows received during Collection Period
Scheduled Income received on Underlying Securities on Distribution Date:	$1,303,500.00
Principal Received on Underlying Securities:	$0.00

LESS:
Class A-1 Allocation paid to Certificateholders:	$1,155,000.00
Per $25 Class A-1 Certificate:	0.8750000
Class A-2 Allocation:	$148,500.00
Fees Paid to Trustee from Class A-2 Allocation:	$2,000.00
Listing Fee Paid from Class A-2 Allocation:	$2,500.00
Payment to Class A-2 Certificateholders:	$144,000.00
Per $1,000 Notional Amount of Class A-2 Certificates:	4.3636364

Certificate Account Holdings at close of business on Distribution Date
Cash Balance:	$0.00
Number of Underlying Securities Held:	One
Principal Amount of Underlying Securities:	$33,000,000.00

Issued by Trust and outstanding as of beginning of Collection Period
1,320,000 Class A-1 Certificates representing Stated Amount:	$33,000,000.00
Notional Amount of Class A-2 Certificates:	$33,000,000.00
Number of Call Warrants:	66

Issued by Trust and outstanding at close of business on Distribution Date
1,320,000 Class A-1 Certificates representing Stated Amount:	$33,000,000.00
Notional Amount of Class A-2 Certificates:	$33,000,000.00
Number of Call Warrants:	66

U.S. Bank Trust National Association, as Trustee

*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness. It is included solely for the convenience of the Holders.